Fair value of assets and liabilities - Valuation techniques and range of unobservable inputs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 113,766	€ 101,956
Financial assets at fair value through other comprehensive income	31,625	30,635
Financial liabilities at fair value through profit or loss	93,019	71,041
Debt securities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	29,095	27,340
Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	6,635	5,165
Financial assets at fair value through other comprehensive income	891	1,063
Total financial assets	7,526	6,228	€ 4,101
Financial liabilities at fair value through profit or loss	732	330
Financial liabilities, at fair value	€ 732	330	€ 398
Level 3 | Debt securities | Price (%) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	97.00%
Level 3 | Debt securities | Price (%) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	100.00%
Level 3 | Debt securities | Price (price per share) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, price	208
Level 3 | Debt securities | Price (price per share) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, price	208
Level 3 | Debt securities | Credit spread (bps) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.0060
Level 3 | Debt securities | Credit spread (bps) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.0100
Level 3 | Loans and advances
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 1,485	€ 1,598
Level 3 | Loans and advances | Price (%) | Minimum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%	0.00%
Level 3 | Loans and advances | Price (%) | Maximum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	100.00%	100.00%
Level 3 | Loans and advances | Credit spread (bps) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.0002	0
Level 3 | Loans and advances | Credit spread (bps) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.0012	0.0250
Level 3 | (Reverse) repo's
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 1,062	€ 650
Level 3 | (Reverse) repo's | Interest rate (%) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	3.00%	0.00%
Level 3 | (Reverse) repo's | Interest rate (%) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	5.00%	1.00%
Level 3 | Structured notes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 3	€ 0
Financial liabilities at fair value through profit or loss	€ 53	€ 135
Level 3 | Structured notes | Price (%) | Minimum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	84.00%	84.00%
Level 3 | Structured notes | Price (%) | Maximum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	107.00%	125.00%
Level 3 | Structured notes | Credit spread (bps) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.0096
Level 3 | Structured notes | Credit spread (bps) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.0096
Level 3 | Structured notes | Equity volatility (%) | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	13.00%	13.00%
Level 3 | Structured notes | Equity volatility (%) | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	42.00%	30.00%
Level 3 | Structured notes | Equity/Equity correlation | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.5
Level 3 | Structured notes | Equity/Equity correlation | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	1.0
Level 3 | Structured notes | Equity/FX correlation | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	(0.4)	0.0
Level 3 | Structured notes | Equity/FX correlation | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.6	0.0
Level 3 | Structured notes | Dividend yield (%) | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%	3.00%
Level 3 | Structured notes | Dividend yield (%) | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	8.00%	4.00%
Level 3 | Derivatives at rates
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 431	€ 5
Financial liabilities at fair value through profit or loss	€ 476	€ 35
Level 3 | Derivatives at rates | Interest rate (%) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	2.00%
Level 3 | Derivatives at rates | Interest rate (%) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	2.00%
Level 3 | Derivatives at rates | Interest rate volatility (bps) | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.0049	0.0043
Level 3 | Derivatives at rates | Interest rate volatility (bps) | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.0148	0.0082
Level 3 | Derivatives at rates | Reset spread (%) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%	2.00%
Level 3 | Derivatives at rates | Reset spread (%) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	1.00%	2.00%
Level 3 | Derivatives at rates | Prepayment rate (%) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	5.00%
Level 3 | Derivatives at rates | Prepayment rate (%) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	13.00%
Level 3 | Derivatives at foreign exchange
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 5	€ 27
Financial liabilities at fair value through profit or loss	€ 4	€ 30
Level 3 | Derivatives at foreign exchange | FX volatility (%) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		1.00%
Level 3 | Derivatives at foreign exchange | FX volatility (%) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		16.00%
Level 3 | Derivatives at foreign exchange | Implied volatility (%) | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	6.00%	1.00%
Level 3 | Derivatives at foreign exchange | Implied volatility (%) | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	20.00%	22.00%
Level 3 | Derivative at credit
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 13	€ 75
Financial liabilities at fair value through profit or loss	€ 175	€ 94
Level 3 | Derivative at credit | Price (%) | Minimum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%	0.00%
Level 3 | Derivative at credit | Price (%) | Maximum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	100.00%	100.00%
Level 3 | Derivative at credit | Credit spread (bps) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.0005	0.0001
Level 3 | Derivative at credit | Credit spread (bps) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.0623	0.0359
Level 3 | Derivatives at equity
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 33	€ 30
Financial liabilities at fair value through profit or loss	€ 22	€ 27
Level 3 | Derivatives at equity | Price (%) | Minimum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		0.00%
Level 3 | Derivatives at equity | Price (%) | Maximum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		0.00%
Level 3 | Derivatives at equity | Equity volatility (%) | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%	11.00%
Level 3 | Derivatives at equity | Equity volatility (%) | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	77.00%	119.00%
Level 3 | Derivatives at equity | Equity/Equity correlation | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.5	0.5
Level 3 | Derivatives at equity | Equity/Equity correlation | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.9	0.8
Level 3 | Derivatives at equity | Dividend yield (%) | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	1.00%	0.00%
Level 3 | Derivatives at equity | Dividend yield (%) | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	14.00%	18.00%
Level 3 | Derivatives at equity | Derivatives at equity | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	(0.5)	(0.7)
Level 3 | Derivatives at equity | Derivatives at equity | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs,correlation	0.1	0.1
Level 3 | Other derivatives
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 1	€ 3
Financial liabilities at fair value through profit or loss		€ 9
Level 3 | Other derivatives | Commodity volatility (%) | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%	20.00%
Level 3 | Other derivatives | Commodity volatility (%) | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	63.00%	89.00%
Level 3 | Loan and advances
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	€ 643	€ 838
Level 3 | Loan and advances | Price (%) | Minimum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	67.00%	99.00%
Level 3 | Loan and advances | Price (%) | Maximum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	99.00%	100.00%
Level 3 | Loan and advances | Prepayment rate (%) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	6.00%	9.00%
Level 3 | Loan and advances | Prepayment rate (%) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	6.00%	9.00%
Level 3 | Equity
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	€ 247	€ 225
Level 3 | Equity | Price (%) | Minimum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		1.00%
Level 3 | Equity | Price (%) | Maximum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		1.00%
Level 3 | Equity | Credit spread (bps) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.00067	0.00019
Level 3 | Equity | Credit spread (bps) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.00067	0.00019
Level 3 | Equity | Interest rate (%) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	4.00%	3.00%
Level 3 | Equity | Interest rate (%) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	4.00%	3.00%
Level 3 | Equity | Price based | Minimum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, other	70	63
Level 3 | Equity | Price based | Maximum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, other	90	80
Level 3 | Equity securities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 156	€ 134
Level 3 | Equity securities | Price (price per share) | Minimum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, price	0	0
Level 3 | Equity securities | Price (price per share) | Maximum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, price	5,457	5,475
Level 3 | Debt securities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 3,447	€ 2,643
Financial assets at fair value through other comprehensive income	0	0
Financial liabilities at fair value through profit or loss	€ 1	€ 1
Level 3 | Debt securities | Debt securities | Price (%) | Minimum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%	0.00%
Level 3 | Debt securities | Debt securities | Price (%) | Maximum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	125.00%	121.00%